Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of consolidation [text block] [Abstract]
Schedule of subsidiary
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity

Versus Systems (Holdco) Inc.	United States of America	66.8%	Holding Company
Versus Systems UK, Ltd	United Kingdom	66.8%	Sales Company
Versus LLC	United States of America	66.8%	Technology Company